Schedule of Deferred Tax Assets and Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Sep. 28, 2012	Sep. 30, 2011
Deferred tax assets:
Accrued liabilities and reserves	$ 32	$ 36
Tax loss and credit carryforwards	512	1
Postretirement benefits	22	20
Deferred revenue	147	156
Other	11	65
Deferred Tax Assets, Gross	724	278
Deferred tax liabilities:
Property and equipment	(9)	(21)
Subscriber system assets	(530)	(443)
Intangible assets	(299)	(397)
Other	(1)	(18)
Deferred Tax Liabilities, Gross	(839)	(879)
Net deferred tax liability before valuation allowance	(115)	(601)
Valuation allowance	(2)	(1)
Net deferred tax liability	$ (117)	$ (602)